Convertible Debentures - Components (Details)	Jun. 30, 2023 USD ($)
Convertible Debentures
Principal balance	$ 2,100,000
Less: repayments	(300,000)
Remaining balance	1,800,000
Less: Debentures discount and debts insurance cost	(543,201)
Total	1,256,799
Less: non-current	(486,332)
Total current	$ 770,467